SUBSEQUENT EVENTS (Details)	Dec. 16, 2019 shares
Yamana Gold
Disclosure of non-adjusting events after reporting period [line items]
Future proportion of ownership interest in merged entity	9.00%
Equinox | Leagold Mining Corporation
Disclosure of non-adjusting events after reporting period [line items]
Shares receivable upon merger	0.331